Income Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 48,792.1	$ 585.5	₨ 46,774.3	₨ 43,048.0
Increase related to acquisition of eHDFC	52,980.5	635.7	0.0	0.0
Decrease related to prior year tax positions	(80,874.4)	(970.4)	0.0	(1,985.0)
Increase related to current year tax positions	1,144.1	13.7	2,017.8	5,711.3
Closing balance	₨ 22,042.3	$ 264.5	₨ 48,792.1	₨ 46,774.3